Retirement Plans and Other Retiree Benefits (Tables)	12 Months Ended
Dec. 31, 2017
Reclassifications, Net of Tax
The following table presents these reclassifications, net of tax, as well as the reclassification of the realized gain on investments, and the statement of operations line items that are impacted (in thousands):

	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2017
Amortization of prior service credits reclassified from other comprehensive loss to net periodic pension benefit costs included in:
Direct costs of revenue (excluding depreciation and amortization)	$(141)	$(3)	$12
Selling, general and administrative	(107)	(2)	9

Total	$(248)	$(5)	$21

Amortization of actuarial loss reclassified from other comprehensive loss to net periodic pension benefit costs included in:
Direct costs of revenue (excluding depreciation and amortization)	$3,196	$1,372	$1,269
Selling, general and administrative	2,048	851	805

Total	$5,244	$2,223	$2,074

Realized gain on investments included in:
Other expense, net	$(340)	$(192)	$(235)

Total	$(340)	$(192)	$(235)

Reconciliation of Funded Status and Accumulated Benefit Obligation
The following summarizes the projected benefit obligations, plan assets and funded status of the defined benefit retirement plan, as well as the projected benefit obligations of the postretirement medical benefits provided under our medical plan (in thousands, except percentages):

	Year Ended December 31, 2016		Year Ended December 31, 2017
	Pension Benefits	Other Post- retirement Benefits	Pension Benefits	Other Post- retirement Benefits
Change in benefit obligation
Benefit obligation at beginning of period	$435,462	$90,583	$424,929	$82,897
Service cost	—	—	—	—
Interest cost	16,183	3,363	14,778	2,869
Employee contributions	—	422	—	416
Plan amendments	—	—	—	—
Plan curtailments	—	—	—	—
Benefits paid	(30,454)	(3,310)	(24,380)	(4,125)
Actuarial (gain) loss	3,738	(8,161)	31,895	530

Benefit obligation at end of period	$424,929	$82,897	$447,222	$82,587

Change in plan assets
Plan assets at beginning of period	$326,458	$—	$317,510	$—
Employer contributions	606	2,888	2,888	3,709
Employee contributions	—	422	—	416
Actual return on plan assets	20,900	—	38,564	—
Benefits paid	(30,454)	(3,310)	(24,380)	(4,125)

Plan assets at fair value at end of period	$317,510	$—	$334,582	$—

Accrued benefit costs and funded status of the plans	$(107,419)	$(82,897)	$(112,640)	$(82,587)

Accumulated benefit obligation	$424,929		$447,222

Weighted average assumptions used to determine accumulated benefit obligation and accrued benefit costs
Discount rate	3.82%	4.19%	3.67%	3.64%
Weighted average assumptions used to determine net periodic benefit costs
Discount rate	4.53%	4.50%	4.23%	4.19%
Expected rate of return on plan assets	7.80%	—	7.60%	—
Rate of compensation increase	—	—	—	—
Amounts in accumulated other comprehensive loss recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	$2,228	$(5)	$2,363	$(289)
Prior service credits, net of tax	(8)	3	(8)	29

Total	$2,220	$(2)	$2,355	$(260)

Amounts in accumulated other comprehensive loss not yet recognized in net periodic benefit cost
Actuarial (gain) loss, net of tax	$87,981	$(9,468)	$99,152	$(8,815)
Prior service credits, net of tax	(343)	—	(366)	—

Total	$87,638	$(9,468)	$98,786	$(8,815)

Amounts in accumulated other comprehensive loss expected to be recognized in net periodic benefit cost in the subsequent year
Actuarial (gain) loss	$(3,751)	$—	$(5,307)	$403
Prior service credits	—	8	—	8

Total	$(3,751)	$8	$(5,307)	$411

Benefits Expected to be Paid Next Five Years

The benefits expected to be paid in each of the next five years and in the aggregate for the five years thereafter are as follows (in thousands):

	Pension Benefits	Other Post- retirement Benefits
2018	$37,063	$4,091
2019	28,918	4,358
2020	27,864	4,582
2021	27,615	4,788
2022	27,447	4,972
2023 to 2027	131,974	26,121

Total	$280,881	$48,912

Target and Actual Asset Allocation [Member]
Pension Plan Assets by Asset Category

The target and actual asset allocation of our pension plan assets were as follows:

	As of December 31, 2016		As of December 31, 2017
	Target Allocation	Actual Allocation	Target Allocation	Actual Allocation
Asset Category
Equity securities	49%	47%	49%	50%
Debt securities	36%	34%	36%	35%
Other securities	15%	19%	15%	15%

Total	100%	100%	100%	100%

Fair Value of Pension Plan Assets [Member]
Pension Plan Assets by Asset Category

The fair values of our pension plan assets by asset category are as follows (in thousands):

	Fair Value Measurements at December 31, 2017	Level 1	Level 2	Level 3
Asset Category
Equity Securities
U.S. Large-Cap (1)	$78,076	$78,076	$—	$—
U.S. Small/Mid-Cap (2)	19,952	19,952	—	—
World Equity Ex-US (3)	67,835	67,835	—	—
Fixed Income Securities
Short Duration Bonds (4)	98,421	98,421	—	—
High Yield Bonds (5)	9,419	9,419	—	—
Emerging Market Fixed income (Non-US) (6)	9,127	9,127	—	—

Other Securities		$282,830	$—	$—

Hedge Funds (7)	17,121
Core Property Fund (8)	34,486
Income earned but not yet received	145

Total	$334,582

	Fair Value Measurements at December 31, 2016	Level 1	Level 2	Level 3
Asset Category
Equity Securities
U.S. Large-Cap (1)	$80,698	$80,698	$—	$—
U.S. Small/Mid-Cap (2)	22,184	22,184	—	—
World Equity Ex-US (3)	46,999	46,999	—	—
Fixed Income Securities
Short Duration Bonds (4)	90,099	90,099	—	—
High Yield Bonds (5)	14,125	14,125	—	—
Emerging Market Fixed income (Non-US) (6)	4,100	4,100	—	—

Other Securities		$258,205	$—	$—

Hedge Funds (7)	15,880
Core Property Fund (8)	43,266
Income earned but not yet received	159

Total	$317,510

(1)	US large cap equity fund invests primarily in a portfolio of common stocks included in the S&P 500 Index, as well as other equity securities and derivative instruments whose value is derived from the performance of the S&P 500.
(2)	US small/mid cap equity fund invests primarily in a portfolio of common stocks included in the Russell 2500 Index.
(3)	World equity ex-US fund invests primarily in common stocks and other equity securities whose issuers comprise a broad range of capitalizations and are located outside of the U.S. The fund invests primarily in developed countries but may also invest in emerging markets.
(4)	Short duration bond fund includes the Opportunistic Income fund and the Limited Duration Bond Fund. The Opportunistic Income fund invests primarily in a diversified portfolio of investment grade and non-investment grade fixed-income securities. There are no restrictions on the maturity of any individual securities or on the fund’s average portfolio maturity, although the average portfolio duration will typically vary between zero and two years. Under normal circumstances, the Limited Duration Bond Fund will invest at least 80% of its net assets in investment-grade, U.S. dollar-denominated debt instruments. The Fund is expected to maintain a portfolio duration of three years or less.

(5)	High yield bond fund seeks to maximize return by investing primarily in a diversified portfolio of higher yielding, lower rated fixed income securities. The fund will invest primarily in securities rated below investment grade, including corporate bonds, convertible and preferred securities and zero coupon obligations.
(6)	Emerging markets debt fund seeks to maximize return investing in fixed income securities of emerging markets issuers. The fund will invest primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries, as well as entities organized to restructure the outstanding debt of such issuers.
(7)	Hedge fund seeks to provide returns that are different from (less correlated with) investments in more traditional asset classes. The fund will pursue its investment objective by investing substantially all of its assets in various hedge funds. The fund has semi-annual redemptions in June and December with a 95 day pre-notification period, and a two year lock-up on all purchases which have expired.
(8)	Core property fund is a fund of funds that invests in direct commercial property funds primarily in the U.S. The fund is meant to provide current income-oriented returns, diversification, and modest inflation protection to an overall investment portfolio. Total returns are expected to be somewhere between stocks and bonds, with moderate volatility and low correlation to public markets. The fund has quarterly redemptions with a 95 day pre-notification period, and no lock-up period.

Defined Pension Benefit Plans [Member]
Components of Net Periodic Benefit Costs

Net periodic pension benefit costs included the following components (in thousands):

	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2017
Service cost	$780	$—	$—
Interest cost	18,734	16,183	14,778
Expected return on plan assets	(25,926)	(25,535)	(24,410)
Amortization of unrecognized prior service credits	(43)	—	—
Amortization of unrecognized net loss	7,911	3,370	3,751
Curtailment gain	(564)	—	—
Special termination benefit recognized	—	—	—

Total benefit	$892	$(5,982)	$(5,881)

Other Postretirement Benefit Plans [Member]
Components of Net Periodic Benefit Costs

Net periodic other postretirement benefit costs included the following components (in thousands):

	Year Ended December 31, 2015	Year Ended December 31, 2016	Year Ended December 31, 2017
Service cost	$70	$—	$—
Interest cost	4,592	3,363	2,869
Amortization of prior service cost	—	—	(8)
Amortization of unrecognized net (gain) loss	596	(8)	(455)

Total costs	$5,258	$3,355	$2,406